UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2001

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  80 Field Point Road
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             10/30/2001
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           68

Form 13F Information Table Value Total:   $  172,125
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
Anglo American plc                   ADR        03485P102      284,650.00      23,880      N          X          23,880
ACM Managed Income                   COM        000919100    5,426,457.00   1,166,980      N          X       1,166,980
America Movil S.A. de C.V.           SP ADR     02364W105    2,383,774.00     160,740      N          X         160,740
Senior High Income Portfol           COM        81721E107    1,153,785.00     216,470      N          X         216,470
Grupo Aeroportuario del Su           SP ADR     40051E202    1,803,672.00     191,880      N          X         191,880
Anglogold Limited                    SP ADR     035128206      230,124.00      12,700      N          X          12,700
Electrobras Centrais Elect           SP ADR     15234Q108    3,161,675.00     566,710      N          X         566,710
Cia Brasil Dist. Pao de Ac           ADR        20440T201    1,706,750.00     136,540      N          X         136,540
Check Point Software Tech            SP ADR     M22465104      637,699.00      28,960      N          X          28,960
Credit Suisse High Yield B           COM        22544F103      685,105.00     133,030      N          X         133,030
Cia Paranaense de Energia-           SP ADR     20441B407    3,458,754.00     591,240      N          X         591,240
Embratel Participacoes               SP ADR     29081N100    1,252,180.00     448,810      N          X         448,810
Eaton Vance Senior Income            SH BEN     27826S103    2,418,276.00     287,890      N          X         287,890
iShares MSCI Hong Kong               MSCI H     464286871      438,767.00      55,330      N          X          55,330
iShares MSCI Malaysia                MSCI M     464286830    3,955,174.00     907,150      N          X         907,150
iShares MSCI Taiwan                  MSCI T     464286731    4,374,736.00     616,160      N          X         616,160
iShares MSCI Mexico                  MSCI M     464286822    7,353,931.00     595,460      N          X         595,460
Aberdeen Asia-Pacific Prim           COM        003009107    6,857,063.00   1,727,220      N          X       1,727,220
Templeton Global Income              COM        880198106    6,495,654.00     976,790      N          X         976,790
ICICI Bank Limited                   SP ADR     45104G104      181,203.00      63,580      N          X          63,580
India Fund                           COM        454089103    1,900,028.00     239,600      N          X         239,600
MSDW India Investment Fund           COM        61745C105      957,190.00     129,350      N          X         129,350
MSDW Insured Munipal Incom           COM        61745P791    2,797,189.00     203,580      N          X         203,580
Persero PT Indonesian Sate           SP ADR     715680104    4,085,186.00     493,380      N          X         493,380
MSDW Quality Muni Income T           COM        61745P734      846,564.00      58,830      N          X          58,830
Korea Electric Power                 SP ADR     500631106    7,728,440.00     873,270      N          X         873,270
Korea Fund                           COM        500634100    2,809,352.00     308,720      N          X         308,720
Scudder Intermediate Govt            SH BEN     811163104    3,825,465.00     535,030      N          X         535,030
Korea Telecom Corporation            SP ADR     50063P103    2,021,228.00     110,510      N          X         110,510
Scudder Municipal Income T           COM        48842C104    2,671,077.00     233,690      N          X         233,690
Lukoil Holding                       SP ADR     677862104    1,422,008.00      37,900      N          X          37,900
MFS Charter Income Trust             SH BEN     552727109    3,593,739.00     423,790      N          X         423,790
MFS Govt Markets Income Tr           SH BEN     552939100    3,756,387.00     567,430      N          X         567,430
MFS Multimarket Income Tru           SH BEN     552737108       75,500.00      12,500      N          X          12,500
MuniYield Quality II                 COM        62630T104    4,736,930.00     392,130      N          X         392,130
MuniYield Quality                    COM        626302103      519,991.00      37,010      N          X          37,010
Magyar Tavkozlesi                    SP ADR     559776109    1,306,552.00      96,710      N          X          96,710
Nuveen Insured Muni Opport           COM        670984103    1,220,739.00      83,100      N          X          83,100
Nuveen Premium Income Muni           COM        67063W102    3,258,652.00     222,890      N          X         222,890
Nuveen Ins Quality Muni              COM        67062N103    1,617,751.00     109,160      N          X         109,160
Nuveen Investment Quality            COM        67062E103    1,147,519.00      77,640      N          X          77,640
Nuveen Select Quality Muni           COM        670973106    2,791,451.00     193,180      N          X         193,180
Hellenic Telecommunication           SP ADR     423325307    3,690,629.00     464,230      N          X         464,230
Petroleo Brasileiro                  SP ADR     71654V408    2,433,990.00     123,240      N          X         123,240
Perez Companc                        SP ADR     71367B103    1,742,612.00     171,180      N          X         171,180
Philippine Long Distance             SP ADR     718252604    2,413,625.00     255,410      N          X         255,410
Putnam Master Intermediate           SH BEN     746909100    2,367,988.00     391,403      N          X         391,403
Pohang Iron & Steel Compan           SP ADR     730450103    4,547,034.00     289,620      N          X         289,620
Putnam Managed Municipal I           COM        746823103    4,380,985.00     515,410      N          X         515,410
Pilgrim Prime Rate Trust             SH BEN     72146W103    6,838,801.00     986,840      N          X         986,840
Putnam Premier Income Trus           SH BEN     746853100    1,654,778.00     274,880      N          X         274,880
PetroChina Company                   SP ADR     71646E100    1,812,146.00      94,481      N          X          94,481
ROC Taiwan Fund                      SH BEN     749651105    1,683,979.00     483,902      N          X         483,902
Sinopec Shanghai Petrochem           SP ADR     82935M109      100,100.00      11,000      N          X          11,000
China Petroleum and Chemic           SP ADR     16941R108      449,540.00      32,110      N          X          32,110
Sappi Limited                        SP ADR     803069202       72,675.00      10,200      N          X          10,200
Templeton Global Govt Inco           SH BEN     879929107    2,573,727.00     431,110      N          X         431,110
Turkcell Iletisim Hizmetle           SP ADR     900111105      880,834.00   1,143,940      N          X       1,143,940
Telekomunikasi Indonesia             SP ADR     715684106    4,431,528.00     792,760      N          X         792,760
Taiwan Fund                          COM        874036106      696,383.00      91,750      N          X          91,750
Uniao de Bancos Brasileiro           GDR RE     90458E107    2,416,280.00     166,640      N          X         166,640
United Microelectronics              SP ADR     910873207      864,654.00     162,529      N          X         162,529
Van Kampen Municipal Trust           SH BEN     920919107    1,782,413.00     129,630      N          X         129,630
Van Kampen Merritt Value M           COM        921132106    1,071,974.00      79,760      N          X          79,760
Van Kampen Merritt Muni In           COM        920909108    2,456,934.00     276,060      N          X         276,060
Videsh Sanchar Nigam                 SP ADR     92659G600    4,657,742.00     491,323      N          X         491,323
Van Kampen Senior Income T           COM        920961109    6,599,100.00     922,951      N          X         922,951
China Southern Airlines              SP ADR     169409109      156,000.00      15,600      N          X          15,600